Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 2,162	$ 1,759	$ 2,236
Adjustments to Net income:
Depreciation	879	957	904
Amortization of acquisition-related intangibles	336	342	111
Amortization of capitalized software	82	102	93
Stock-based compensation	287	263	269
Gain on sales of assets	(6)	0	(5)
Deferred income taxes	50	130	55
Gain on transfer of Japan substitutional pension	0	(144)	0
Increase (decrease) from changes in:
Accounts receivable	16	311	112
Inventories	26	5	(17)
Prepaid expenses and other current assets	(136)	162	(203)
Accounts payable and accrued expenses	(284)	99	2
Accrued compensation	18	(82)	(77)
Income taxes payable	78	(229)	(85)
Changes in funded status of retirement plans	28	(198)	(7)
Other	(152)	(63)	(132)
Cash flows from operating activities	3,384	3,414	3,256
Cash flows from investing activities:
Capital expenditures	(412)	(495)	(816)
Proceeds from asset sales and insurance recovery	21	0	16
Purchases of short-term investments	(3,907)	(2,802)	(3,653)
Proceeds from short-term investments	4,249	2,198	3,555
Business acquisitions, net of cash acquired	0	0	(5,425)
Other	46	60	151
Cash flows from investing activities	(3)	(1,039)	(6,172)
Cash flows from financing activities:
Proceeds from issuance of long-term debt and commercial paper borrowings	986	1,492	4,697
Repayment of debt and commercial paper borrowings	(1,500)	(1,375)	(200)
Dividends paid	(1,175)	(819)	(644)
Stock repurchases	(2,868)	(1,800)	(1,973)
Proceeds from common stock transactions	1,314	523	690
Excess tax benefit from share-based payments	80	38	31
Other	(7)	(10)	(12)
Cash flows from financing activities	(3,170)	(1,951)	2,589
Net change in Cash and cash equivalents	211	424	(327)
Cash and cash equivalents at beginning of year	1,416	992	1,319
Cash and cash equivalents at end of year	$ 1,627	$ 1,416	$ 992